UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23473

Esoterica Thematic Trust

On behalf of the following series:

Esoterica NextG Economy ETF (Ticker: WUGI)

(Exact name of registrant as specified in charter)

675 W. 59th St., Suite 903, New York New York 10069

(Address of principal executive offices) (Zip Code)

The Corporation Trust Company 1209 Orange Street Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (914) 953-8811

Date of fiscal year end: October 31

Date of reporting period: October 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

ESOTERICA

October 31, 2020

WUGI Esoterica NextG Economy ETF

ANNUAL REPORT

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund's reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF LETTER TO SHAREHOLDERS (unaudited)

Management’s Discussion of Fund Performance

Market Review and Investment Strategy

Despite the stalemate over a new fiscal stimulus and an increasingly possible second wave of the pandemic, the U.S. economic recovery has been taking hold in the fiscal year ended October 31, 2020. The Atlanta Fed’s GDPNow forecast, a close to “real-time” tracking of economic growth by incorporating a wide range of macroeconomic data, has shown the economy’s strength. Of course, what matters more is if the recovery would lose steam or, even worse, the growth would fall into a double-dip as we enter the final quarter with many additional uncertainties. We cannot foresee tail events. Instead, we take comfort in the latest forward-looking economic indicators, such as Institute for Supply Management and the regional Feds’ manufacturing business surveys new orders and the U.S. capital goods new orders, all showing reasonable optimism and resilience. A continued, decent economic recovery is our base case for the rest of the year and the first half of 2021.

Our proprietary Esoterica Market Cycle Indicator (EMCI) depicts a relatively optimistic view of risk-taking, too. Incorporating the U.S. treasury yield curve, corporate credit spread, and the U.S. 10-Year Treasure Bill real yield, EMCI gauges market risk premium’s cyclicality. When the yield curve steepens, the credit spread tightens, and the real yield stays low and stable, it indicates an excellent environment to take the risk, and vice versa. As we wrote in the second quarter’s letter, the Federal Reserve’s emergency liquidity facilities proved effective and created such a risk-on environment for risky assets.

The Federal Reserve’s landmark policy shift towards “flexible average inflation target” in August could extend this investor-friendly cycle even further. Under the new approach, the Fed will respond only to “shortfalls” of employment from its maximum level and tolerate inflation running hot (above 2%) for some time. In other words, the Fed is determined to push up inflation by lowering rates for longer to stay more accommodative if needed. As such, the curve is likely to steepen as the inflation expectation rises. The real yield remains low while the credit spread tightens due to abundant liquidity. To be clear, whether the Fed could eventually achieve its inflation target is another matter. The odds are not on their side if history is any guide (think of Japan). However, markets will likely price that way until proven otherwise.

The Esoterica NextG Economy ETF (WUGI) is an actively-managed ETF that invests in US and non-US equity securities of companies that are meaningfully participating in a digital economy enabled by fifth generation digital cellular network (“5G”) technology. Esoterica believes that 5G will empower the next generation of technology that will give rise to a global digital economy. WUGI invests in companies that are exposed to, and benefit from, advanced silicon architecture and manufacturing, convergence of 5G wireless network and cloud computing, new software stack that addresses the exponential growth of data, and enabling technologies across a range of verticals.

We constructed our portfolio around the transition to the digital economy, identifying the companies that we believe will benefit the most during the process. During the fiscal year ended October 31, 2020, the Esoterica NextG economy ETF outperformed broad-based equity indexes, as measured by the S&P 500 Index and MSCI All Country World Index.

The top contributors to WUGI’s performance were SEA (SE), Advanced Micro Devices (AMD), Meituan (3690 HK), Qualcomm (QCOM), and Taiwan Semiconductor Manufacturing Company (2330 TT). The biggest detractors to WUGI’s performance were Agora (API), Square (SQ), Adyen NV (ADYEN NA), PayPal Holdings (PAPL), and Workday (WDAY).

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN ESOTERICA NEXTG ECONOMY ETF (“WUGI”), THE MSCI ALL COUNTRY WORLD INDEX INDEXSM1 AND S&P 500 INDEX FROM MARCH 30, 2020 (INCEPTION DATE)* TO OCTOBER 31, 2020 (Unaudited)

The following graph depicts the performance of Esoterica NextG Economy ETF (Net Asset Value and Market Value) vs. the MSCI All Country World IndexSM1 and S&P 500 Index®2

Esoterica NextG Economy ETF (NAV) ($16,885)
Esoterica NextG Economy ETF (Market) ($16,880)
MSCI All Country World Index[SM1] ($12,502)
S&P 500 Index®2 ($12,578)
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
3/30/2020
4/30/2020
7/31/2020
10/31/2020

Cumulative Since Inception Total Return (10/31/2020)
Esoterica NextG Economy ETF (NAV)	68.85%
Esoterica NextG Economy ETF (Market Price)	68.80%
MSCI All Country World IndexSM1	25.02%
S&P 500 Index®[2]	25.78%

*      The inception date is the date the fund started accruing expenses and commenced operations. Shares of WUGI were listed on the Cboe BZX Exchange, Inc. on March 30, 2020.

1      The MSCI All Country World Index (ACWI) is a market-cap-weighted global equity index that tracks emerging and developed markets. It currently monitors nearly 3,000 large- and mid-cap stocks in 49 countries.

2      The Standard & Poor’s (“S&P”) 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock’s weight in the Index proportionate to its market value.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained by calling 1-866-979-1710. Returns for less than one year are not annualized.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the ETF, calculated using the value of the underlying assets of the ETF minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the Cboe BZX Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the ETF’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF SCHEDULE OF INVESTMENTS October 31, 2020
Security Description	Country	Shares	Value
Common Stocks – 97.0%

Electronic Equipment, Instruments & Components – 1.1%
Keysight Technologies, Inc.(a)	United States	1,239	$129,934
Entertainment – 10.5%
Bilibili, Inc., ADR(a)	China	6,014	268,645
Netflix, Inc.(a)	United States	587	279,259
Sea Ltd., ADR(a)	Singapore	4,480	706,497
			1,254,401
Interactive Media & Services – 8.5%
Alphabet, Inc. Class C(a)	United States	245	397,147
Facebook, Inc. Class A(a)	United States	1,376	362,039
Tencent Holdings Ltd.	China	3,292	250,885
			1,010,071
Internet & Direct Marketing Retail – 13.8%
Alibaba Group Holding Ltd., ADR(a)	China	1,018	310,174
Amazon.com, Inc.(a)	United States	156	473,639
Meituan Class B(a)	China	23,308	866,216
			1,650,029
IT Services – 5.3%
Adyen NV(a),(b)	Netherlands	65	109,598
MongoDB, Inc. Class A(a)	United States	1,061	242,406
PayPal Holdings, Inc.(a)	United States	912	169,751
Square, Inc. Class A(a)	United States	719	111,359
			633,114
Semiconductors & Semiconductor Equipment – 37.3%
Advanced Micro Devices, Inc.(a)	United States	13,073	984,265
Marvell Technology Group Ltd.	United States	10,419	390,817
MediaTek, Inc.	Taiwan	14,000	331,848
NVIDIA Corp.	United States	852	427,159
NXP Semiconductors NV	Netherlands	1,643	222,002
Qorvo, Inc.(a)	United States	2,756	351,004
QUALCOMM, Inc.	United States	5,949	733,869
Skyworks Solutions, Inc.	United States	2,272	321,011
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	45,000	679,637
			4,441,612
Software – 20.5%
Agora, Inc., ADR(a)	China	4,623	177,986
Atlassian Corp. PLC Class A(a)	Australia	1,316	252,172
Cloudflare, Inc. Class A(a)	United States	2,374	123,377
Datadog, Inc. Class A(a)	United States	1,161	105,361
Elastic NV(a)	United States	1,609	163,169
Microsoft Corp.	United States	2,092	423,566
Salesforce.com, Inc.(a)	United States	1,100	255,497
ServiceNow, Inc.(a)	United States	643	319,937
Splunk, Inc.(a)	United States	1,181	233,885

The accompanying notes are an integral part of the financial statements.

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF SCHEDULE OF INVESTMENTS October 31, 2020 (continued)
Security Description	Country	Shares	Value
Common Stocks – 97.0% (continued)

Software – 20.5% (continued)
Workday, Inc. Class A(a)	United States	820	$172,298
Zoom Video Communications, Inc. Class A(a)	United States	242	111,540
Zscaler, Inc.(a)	United States	780	105,885
			2,444,673

Total Common Stocks (Cost $9,650,675)			11,563,834
		Principal
Short-Term Investments – 3.2%

Time Deposits – 3.2%
BBVA, Madrid, 0.01%, 11/02/2020(c)		$383,164	383,164
Total Time Deposits			383,164
Total Short-Term Investments (Cost $383,164)			383,164
Total Investments – 100.2% (Cost $10,033,839)#			11,946,998
Liabilities, less cash and other assets – (0.2)%			(29,026)
Net Assets – 100.0%			$11,917,972

ADR – American Depositary Receipt

(a)         Non-income producing security.

(b)       Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. At October 31, 2020, the aggregate value of these securities amounted to $109,598 or 0.9% of net assets.

(c)       Time deposits bear interest at variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible Institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2020.

#      Cost for federal income tax purposes is $10,042,448. Net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,007,004
Gross unrealized depreciation	(102,454)
Net unrealized appreciation	$1,904,550
Summary of Investments by Sector^ (unaudited)
Information Technology	64.2%
Communication Services	19.0
Consumer Discretionary	13.8
Short-Term Investments	3.2
Liabilities, less cash and other assets	(0.2)
100.0%

^  As a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF STATEMENT OF ASSETS AND LIABILITIES October 31, 2020
ASSETS
Investments in unaffiliated securities, at value	$11,946,998
Cash	4
Receivable from investment adviser	14,966
Prepaid expense	2,347
TOTAL ASSETS	11,964,315

LIABILITIES
Payables:
Chief Compliance Officer fees	4,167
Principal Financial Officer fees	4,167
Audit fees	12,500
Legal fees	8,034
Custody, accounting and administration fees	7,491
Shareholder reporting fees	4,465
Trustee fees	1,833
Transfer agent fees	1,667
Other expenses	2,019
TOTAL LIABILITIES	46,343
NET ASSETS	$11,917,972

COMPONENTS OF NET ASSETS
Paid-in capital	10,013,422
Total distributable earnings	1,904,550
NET ASSETS	$11,917,972

NET ASSET VALUE PER SHARE
Net Asset Value	$43.22
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	275,754

COST OF INVESTMENTS
Investments in unaffiliated securities, at cost	$10,033,839

The accompanying notes are an integral part of the financial statements.

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF STATEMENT OF OPERATIONS For the Period Ended October 31, 2020*
INVESTMENT INCOME:
Dividends from unaffiliated investments (net of $1,711 foreign withholding tax)	$19,539
Interest income	73
Total Investment Income	19,612

EXPENSES:
Investment advisory fees	31,991
Chief Compliance Officer fees	15,409
Principal Financial Officer fees	15,281
Custody, accounting and administration fees	26,617
Legal fees	24,616
Trustee fees	12,954
Audit fees	12,500
Transfer agent fees	6,021
Shareholder reporting fees	4,800
Registration fees	600
Other expenses	15,364
Total Expenses	166,153
Creation/Redemption Transaction fees waived by the Adviser	(3,000)
Investment Advisory fee waiver/reimbursement	(131,001)
Net Expenses	32,152
NET INVESTMENT INCOME (LOSS)	(12,540)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) on:
Investments in unaffiliated securities	(3,705)
In-kind redemptions	579,284
Foreign currency transactions	(175)
Net realized gain (loss)	575,404

Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	1,913,159
Net change in unrealized appreciation (depreciation)	1,913,159
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,488,563
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,476,023

*     The Fund commenced operations on March 30, 2020.

The accompanying notes are an integral part of the financial statements.

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF Statement of Changes in Net Assets
For the Period Ended October 31, 2020*
OPERATIONS:
Net investment income (loss)	$(12,540)
Net realized gain (loss) on investments, foreign currency transactions and in-kind redemptions	575,404
Net change in unrealized appreciation (depreciation)	1,913,159
Net increase (decrease) in net assets resulting from operations	2,476,023

CAPITAL TRANSACTIONS:
Proceeds from Shares issued(a)	11,371,612
Cost of Shares redeemed(a)	(2,029,663)
Net increase (decrease) in net assets from capital transactions	9,341,949
Total increase (decrease) in net assets	11,817,972

NET ASSETS
Beginning of Period**	100,000
End of Period	$11,917,972

CHANGES IN SHARES OUTSTANDING
Shares issued(a)	325,000
Shares redeemed(a)	(53,246)
Net increase (decrease) in Shares outstanding	271,754
Shares outstanding, Beginning of Period**	4,000
Shares outstanding, End of Period	275,754

*     The Fund commenced operations on March 30, 2020.

**   Beginning capital of $100,000 was contributed from Esoterica Capital LLC, investment adviser to the Fund, in exchange for 4,000 Shares of the Fund in connection with the seeding of the Trust.

(a)       For the period ended October 31, 2020, the Fund had 325,000 Shares contributed in-kind with total proceeds in the amount of $11,370,861 and 50,000 Shares redeemed in-kind with total cost in the amount of $1,929,663.

The accompanying notes are an integral part of the financial statements.

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF Financial Highlights Selected Data for a Share of Common Stock Outstanding Throughout each Period Indicated:
	For the Period Ended October 31, 2020*
NET ASSET VALUE, Beginning of Period(a)	$25.60

Income (loss) from operations:
Net investment income (loss)(b)	(0.07)
Net realized and unrealized gain (loss)	17.69
Total income (loss) from operations	17.62

NET ASSET VALUE, End of Period	$43.22
MARKET VALUE, End of Period(c)	$43.21

NET ASSET VALUE, Total Return(d)	68.85%
MARKET PRICE, Total Return(c),(e)	68.80%

Net assets, End of Period ($ thousands)	$11,918

Ratios of Average Net Assets
Total Expenses	3.90	%**
Net Expenses	0.75	%**
Net Investment Loss	(0.29	)%**
Portfolio turnover(f)	130%

*     The Fund commenced operations on March 30, 2020.

**   Annualized.

(a)    The net asset value at the beginning of the period differs from the beginning net asset value reflected on the Statement of Changes in Net Assets due to a change in unrealized gain/(loss) from the inception date, March 30, 2020, to when the initial basket was created.

(b)    Per share amounts have been calculated using the average shares method.

(c)       Unaudited.

(d)    Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(e)    Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(f)    Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF NOTES TO FINANCIAL STATEMENTS October 31, 2020

NOTE 1 – ORGANIZATION

Esoterica Thematic Trust (the “Trust”) is an open-end management investment company. The Trust currently consists of one investment portfolio, the Esoterica NextG Economy ETF (the “Fund”). The Fund is a non-diversified management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is actively managed. The Trust was organized as a Delaware statutory trust on July 2, 2019. The shares of the Fund are referred to herein as “Shares.” Esoterica Capital LLC (the “Adviser”) acts as investment adviser to the Fund, and Vident Investment Advisory, LLC (“VIA” or the “Trading Sub-Adviser”) acts as trading sub-adviser to the Fund.

The investment objective of the Fund is capital appreciation.

The net asset value (“NAV”) and offering price of Shares is determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open. NAV is computed by determining, on a per class basis, the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of Shares outstanding.

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which require the use of estimates and assumptions to be made by management. These may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

a.    Basis of Presentation

The financial statements have been prepared in conformity with GAAP as detailed in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of FASB ASC Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update 2013-08.

b.    Cash

Cash includes non-interest bearing non-restricted cash with a financial institution.

c.    Investment Valuation

Generally, securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

If market quotations are not readily available, securities or other assets will be valued at their fair market value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board” or “Trustees”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security or other asset may be materially different than the value that could be realized upon the sale of that security or other asset. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to a fair value committee. The committee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF NOTES TO FINANCIAL STATEMENTS October 31, 2020 (continued)

The Fund may use independent pricing services to assist in calculating the value of the Fund’s securities or other assets. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Fund. Because the Fund may invest in securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Fund does not price its shares, the value of some of the Fund’s portfolio securities may change on days when you may not be able to buy or sell Fund shares.

In computing the NAV, the Fund values foreign securities held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in the Fund’s portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its Shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Adviser may need to price the security using the Fund’s fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other funds to determine net asset value, or from the price that may be realized upon the actual sale of the security.

With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies registered under the 1940 Act, the Fund’s net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•       Level 1 — unadjusted quoted prices in active markets for identical assets that the Fund has the ability to access

•       Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•       Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of October 31, 2020:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$11,563,834	$—	$—	$11,563,834
Short-Term Investments
Time Deposits	383,164	—	—	383,164
Total Assets	$11,946,998	$—	$—	$11,946,998

*      Please refer to the Schedule of Investments for further breakout of each security by country and industry type.

d.    Foreign Currency Translations

The Fund’s accounting records are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments when financial statements are presented. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments but excluding investments in securities, resulting from changes in currency exchange rates.

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF NOTES TO FINANCIAL STATEMENTS October 31, 2020 (continued)

e.    Securities Transactions and Net Investment Income

Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated using the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when a Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expenses. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned and have been provided for in accordance with the Fund’s understanding of the applicable country’s tax codes and regulations.

f.    Dividend distributions

The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

g.    Time Deposits

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

h.    Reclassification

GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or the NAV per Share.

i.    Taxes

It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2020, the Fund did not incur any interest or penalties.

NOTE 3 – INVESTMENT MANAGEMENT AND EXPENSES LIMITATION AGREEMENT

Investment Adviser

Esoterica Capital LLC serves as the Fund’s investment adviser. The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended. Subject to the oversight of the Board, the Adviser is responsible for the oversight and supervision of the Trading Sub-Adviser.

The management fee set forth in the Investment Advisory Agreement is an annual rate of 0.75% of the average daily net assets of the Fund to be paid on a monthly basis. In addition to investment advisory fees, the Fund pays other expenses including costs incurred in connection with the maintenance of securities law registration, printing and mailing prospectuses and Statements of Additional Information to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholder meetings.

The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) unaffiliated acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short) (vi) taxes; (vii) foreign custody transaction costs and foreign account set up fees and (viii) extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF NOTES TO FINANCIAL STATEMENTS October 31, 2020 (continued)

service providers, including the Adviser)) will not exceed 0.75% of the Fund’s net assets from the Fund’s effective date through its first year of operation; subject to possible recoupment from the Fund in future years within the three years from the date the fees have been waived or reimbursed if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of the recoupment. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and boost its performance.

For the period ended October 31, 2020, the amounts waived and reimbursed by the Adviser, as well as the amounts available for potential future recoupment by the Adviser and the expiration schedule at October 31, 2020 are as follows:

	Fees waived/ reimbursed for the period ended October 31, 2020	Total potential recoupment amount October 31, 2020	Potential recoupment amount expiring at October 31, 2023
Esoterica NextG Economy ETF	$134,001	$134,001	$134,001

Organization and Offering Costs

The Adviser has agreed to pay all organizational and offering costs of the Fund.

Trading Sub-Adviser

The Adviser has retained the Trading Sub-Adviser to serve as trading sub-adviser for the Fund. VIA is responsible for the day-to-day management of the Fund. VIA, a registered investment adviser, is a wholly-owned subsidiary of Vident Financial, LLC. VIA was formed in 2014 and provides investment advisory services to ETFs, including the Fund. The Trading Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. For its services, the Trading Sub-Adviser is paid a fee by the Adviser, which fee is calculated daily and paid monthly, at an annual rate based on the average daily net assets of the Fund.

Other Fund Service Providers

Brown Brothers Harriman & Co. (“BBH”) is the Fund’s administrator, fund accountant, transfer agent and custodian. BBH is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds.

Foreside Fund Services, LLC (the “Distributor”), is the distributor for the shares of the Fund. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Foreside Fund Officer Services, LLC provides the Fund with a Chief Compliance Officer, a Treasurer and Principal Financial Officer.

Thompson Hine LLP serves as legal counsel to the Trust.

NOTE 4 – PORTFOLIO SECURITIES

During the period ended October 31, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were $2,107,989 and $1,128,566, respectively. The aggregate cost of purchases and proceeds from sales of in-kind transactions were $9,832,437 and $1,736,762, respectively.

NOTE 5 – PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems Shares at NAV only in large blocks of 25,000 shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Shares of the Fund are listed for trading on the Cboe BZX Exchange, Inc. (“CBOE”) and trade at market prices rather than NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV.

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF NOTES TO FINANCIAL STATEMENTS October 31, 2020 (continued)

Beneficial Ownership

As of October 31, 2020, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. The Trust does not have information concerning the beneficial ownership of the shares held in the names of Depository Trust Company (“DTC”) participants.

Creation Transaction Fee

A fixed purchase (i.e., creation) transaction fee, payable to the Fund’s custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard fixed creation transaction fee for the Fund is $500.00, regardless of the number of Creation Units created in the transaction. The Fund may adjust the standard fixed creation transaction fee from time to time. The fixed creation fee may be waived on certain orders if the Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to the Fund, of up to a maximum of 2.0% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund securities from the Trust to their account or on their order.

Redemption Transaction Fee

A fixed redemption transaction fee, payable to the Fund’s custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard fixed redemption transaction fee for the Fund is $500.00 regardless of the number of Creation Units redeemed in the transaction. The Fund may adjust the redemption transaction fee from time to time. The fixed redemption fee may be waived on certain orders if the Fund’s custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to the Fund, of up to a maximum of 2.0% of the value of the Creation Units subject to the transaction may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with selling portfolio securities to satisfy a cash redemption. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for redemption orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order.

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund securities from the Trust to their account or on their order.

NOTE 6 – TAXATION OF THE FUND

The Fund intends to qualify each year for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund-level on income and gains from investments that are timely distributed to shareholders. However, the Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

There were no distributions paid by the Fund during the period ended October 31, 2020.

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF NOTES TO FINANCIAL STATEMENTS October 31, 2020 (continued)

As of October 31, 2020, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforward	Total Distributable Earnings
Esoterica NextG Economy ETF	$ —	$ —	$ 1,904,550	$ —	$ 1,904,550

Primarily as a result of differing book/tax treatment of investment activity, as of October 31, 2020 reclassifications are as follows:

Fund	Total Distributable Earnings	Paid-in Capital
Esoterica NextG Economy ETF	$ (571,473)	$ 571,473

These reclassifications are primarily related to net operating loss and in-kind transactions.

The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Management has analyzed the Fund’s tax positions taken and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for the most recent fiscal year ended October 31, 2020 are subject to such review.

NOTE 7 – INDEMNIFICATION

The Trust will indemnify its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

NOTE 8 – RISKS OF INVESTING IN THE FUND

The principal risk factors affecting your investments in the Fund, including but not limited to those described below, are discussed in details in the Fund’s prospectus.

General Considerations and Risks

An investment in the Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities generally and other factors.

In the event that the securities purchased by the Fund are not listed on a national securities exchange, the principal trading market for some may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent or if bid/ask spreads are wide.

The Fund will file with the National Futures Association (“NFA”) a notice claiming an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act of 1936, as amended (“CEA”), and the rules of the Commodity Futures Trading Commission (“CFTC”) promulgated thereunder, with respect to the Fund’s operations. Therefore, neither the Fund, the Adviser nor the Trading Sub-Adviser are subject to registration or regulation as a commodity pool or CPO under the CEA. If the Fund becomes subject to these requirements, as well as related NFA rules, the Fund may incur additional compliance and other expenses.

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF NOTES TO FINANCIAL STATEMENTS October 31, 2020 (continued)

Concentration of Investments

The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, as a result of the fact that the Fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. Shares are subject to the risks of an investment in a portfolio of equity securities in an industry or group of industries, such as Internet, computer, semiconductor and software, in which the Fund invests.

Non-Diversification

The Fund is classified as a non-diversified investment company under the 1940 Act. A “non-diversified” classification means that the Fund is not limited by the 1940 Act with regard to the percentage of its total assets that may be invested in the securities of a single issuer. This means that the Fund may invest a greater portion of its total assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund. This may have an adverse effect on the Fund’s performance or subject the Fund’s Shares to greater price volatility than more diversified investment companies. Moreover, in pursuing its objective, the Fund may hold the securities of a single issuer in an amount exceeding 10% of the value of the outstanding securities of the issuer, subject to restrictions imposed by the Code, with respect to the Fund’s qualification as a RIC under the Code. In particular, as the Fund’s size grows and its assets increase, it will be more likely to hold more than 10% of the securities of a single issuer if the issuer has a relatively small public float as compared to other issuers in the Fund’s portfolio.

Although the Fund is non-diversified for purposes of the 1940 Act, the Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a RIC under the Code. Compliance with the diversification requirements of the Code may severely limit the investment flexibility of the Fund and may make it less likely that the Fund will meet its investment objective. To qualify as a RIC under the Code, the Fund must meet certain diversification requirements. In particular, at the close of each quarter of the Fund’s taxable year: (A) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and that does not represent more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (B) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of another RIC) of two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.

Market and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

NOTE 9 – SUBSEQUENT EVENTS

The Fund has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures nor adjustments were required to the financial statements.

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF DISCLOSURE OF FUND EXPENSES October 31, 2020 (unaudited)

Example

As a shareholder of the Fund, you may incur two potential types of costs: (1) transaction costs, such as brokerage commissions for the purchases and sales of your Fund Shares, and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2020 until October 31, 2020.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The ”Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transaction fees, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the number under the heading “Hypothetical Expenses paid during the period” is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. If transaction costs were included, your costs would have been higher.

Fund	Beginning Account Value 5/1/2020	Actual Ending Value 10/31/2020	Actual Expenses Paid During the Period	Hypothetical Ending Account Value 10/31/2020	Hypothetical Expenses Paid During the Period(a)	Annualized Expense Ratio
Esoterica NextG Economy ETF	$ 1,000.00	$ 1,476.70	$ 4.67	$ 1,021.37	$ 3.81	0.75%

(a)         Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (184 days) in the most recent fiscal half-year since commencement of operations, then divided by 366 (to reflect the one-half year period).

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholder of Esoterica NextG Economy ETF and
Board of Trustees of Esoterica Thematic Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Esoterica Thematic Trust comprising Esoterica NextG Economy ETF (the “Fund”) as of October 31, 2020, and the related statements of operations and changes in net assets and the financial highlights for the period March 30, 2020 (commencement of operations) to October 31, 2020, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2020, the results of its operations, the changes in its net assets, and the financial highlights for the period March 30, 2020 (commencement of operations) to October 31, 2020, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2019.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
December 23, 2020

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF Other Information (unaudited)

Proxy Voting Information

Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.esotericacap.com, and on the SEC’s website at http://www.sec.gov. Proxies for the Fund’s portfolio securities are voted in accordance with the Adviser’s proxy voting policies and procedures, which are set forth in the Trust’s Statement of Additional Information.

Quarterly Portfolio Holdings Information

The Trust files a monthly portfolio investments report with the Securities and Exchange Commission (“SEC”) within 60 days after the end of the first and third quarters of each fiscal year on Form N-PORT. The N-PORT reports are available on the SEC’s website at http://www.sec.gov.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for shares of the Fund and the Fund’s NAV may be found on the Fund’s website at www.esotericacap.com.

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF BOARD OF TRUSTEES OF THE TRUST (unaudited)

The Board of the Trust consists of three trustees of whom two are not “interested persons” (as defined in the 1940 Act), of the Trust (“Independent Trustees”). The Board is responsible for overseeing the management and operations of the Trust, including the general oversight of the duties and responsibilities performed by the Adviser and other service providers to the Trust. The Trading Sub-Adviser is responsible for the day-to-day management of the Fund, and the Adviser is responsible for the oversight and supervision of the Trading Sub-Adviser.

Under the Trust’s Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal. Shareholders can remove a Trustee to the extent provided by the 1940 Act. Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders. As a result, normally no annual or regular meetings of shareholders will be held unless matters arise requiring a vote of shareholders under the Agreement and Declaration of Trust or the 1940 Act.

The Trustees of the Trust, their addresses, positions with the Trust, ages, term of office and length of time served, principal occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and other directorships, if any, held by the Trustees, are set forth below.

The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request by calling 866-979-1710.

Independent Trustees

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund Complex Overseen	Other Directorships Held By Trustee in the Past Five Years
Jack Gee[2] 1959	Trustee	Indefinite/Since October, 2019	Managing Director, BlackRock, Inc. (an investment management company) (2004 – 2019)	1	AIM ETF Products Trust
Ed McRedmond 1960	Trustee	Indefinite/Since October, 2019	Founder, etfEd Advisory (an ETF consulting company) (2016 – Present); Senior VP, Invesco Powershares Capital Management (an investment management company) (2005 – 2016)	1	None

1      The address for each Trustee and officer is c/o Esoterica Thematic Trust, 675 W. 59th Street, Suite 903, New York, New York 10069.

2      Each Trustee serves until resignation, death, retirement or removal. Effective December 3, 2020, the Board of Trustees (the “Board”) of Esoterica Thematic Trust appointed Mr. Eugene Podsiadlo to the Board to serve as an Independent Trustee and Chairman of the Audit Committee replacing Mr. Jack Gee.

Interested Trustee

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund Complex Overseen	Other Directorships Held By Trustee in the Past Five Years
Darlene DeRemer 1955	Chairman of the Board of Trustees	Indefinite/Since Inception	Managing Partner, Grail Partners LLC (a principal investing firm) (2005 – present)	1	Ark ETF Trust, Lucia Growth & Income Fund

1      The address for each Trustee and officer is c/o Esoterica Thematic Trust, 675 W. 59th Street, Suite 903, New York, New York 10069.

2      Each Trustee serves until resignation, death, retirement or removal.

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF BOARD OF TRUSTEES OF THE TRUST (unaudited) (continued)

Officer Information

The Officers of the Trust, their addresses, positions with the Trust, ages and principal occupations during the past five years are set forth below.

Officer’s Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years
Karan Trehan 1953	President and Principal Executive Officer	Since October 2019

Esoterica Capital LLC, Chairman, Co-founder and CCO, (2019 – present); Ankar Capital (an investment management company) and RUH LLC, CFO, (an e-commerce company) (2015 – 2019); Emerging Managers Group, CEO, (an investment management company) (2001 – 2015)

Monique Labbe 1973	Treasurer, Principal Financial Officer and Principal Accounting Officer	Since October 2019	Senior Director, Foreside Fund Officer Services, LLC (a fund and advisory services company) (2014 – Present)
Nancy J. Tyminski 1962	Chief Compliance Officer/AML Officer	Since October 2019

CCO, Foreside Fund Officer Services, LLC (a fund and advisory services company) (2019 to present), Senior Due Diligence Officer, Foreside Financial Group, LLC (a fund and advisory services company) (2015 – 2019); Deputy Chief Compliance Officer, PNC Funds, PNC Bank, N.A. (a bank) (2011 – 2015)

Diana Wang 1988	Secretary	Since October 2019

Esoterica Capital LLC, COO, (2019 – present); Facing East Entertainment (HK) Ltd., Vice President, U.S. Operations (a production and financing company) (2016 – 2018); Triple Star Realty, Vice President, Acquisitions (a real estate services company) (2014 – 2016)

1      The address for each officer is c/o Esoterica Thematic Trust, 675 W. 59th Street, Suite 903, New York, New York 10069.

2      Officers are elected yearly by the Trustees.

(This Page Intentionally Left Blank.)

info@esotericacap.com

ESOTERICA

www.esotericacap.com

Item 2. Code of Ethics.

As of the period ended October 31, 2020 (the “Reporting Period”), the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer, principal accounting officer or controller or persons performing similar functions. During the Reporting Period, there have been no changes to, amendments to or waivers from, any provision of the code of ethics.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that Gene Podsiadlo possesses the attributes identified in Instruction (b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Podsiadlo as the Registrant’s audit committee financial expert. Mr. Podsiadlo is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The following fees paid to Cohen & Company, Ltd., the Registrant’s principal accounting firm, are for services rendered for the fiscal year ended October 31, 2020, the Funds first year of operations.

(a)

Audit Fees

The aggregate fees billed for the fiscal year ended October 31, 2020 for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements was $11,500.

(b)

Audit Related Fees

The aggregate fees billed for the fiscal year ended October 31, 2020 for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item was $0.

(c)

Tax Fees

The aggregate fees billed for the fiscal year ended October 31, 2020 for professional services rendered to the Registrant by the principal accountant for tax compliance, tax advice and tax planning was $3,000. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification.

(d)

All Other Fees

The aggregate fees billed for the fiscal year ended October 31, 2020 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item was $0.

(e)(1)

Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The audit committee has delegated to its Chairman the approval of such services subject to reports to the full audit committee at its next subsequent meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees were 0%; Tax Fees were 20.69%; and Other Fees were 0%.

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant were $0.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable

Item 6. Investments.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)

Code of Ethics applicable to Principal Executive and Principal Financial Officers of Registrant pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 13(a)(1) to this Form N-CSR.

(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 13(a)(2) to this Form N-CSR.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 13(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Esoterica Thematic Trust

By: (Signature and Title)

/s/ Karan Trehan
Karan Trehan
Title: President (Principal Executive Officer)
Date: December 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Karan Trehan
Karan Trehan
Title: President (Principal Executive Officer)
Date: December 28, 2020

By: (Signature and Title)

/s/ Monique Labbe
Monique Labbe
Title: Treasurer (Principal Financial Officer)
Date: December 28, 2020